Annual Total Returns [BarChart] - First Trust Dorsey Wright Momentum and Value ETF - First Trust Dorsey Wright Momentum and Value ETF	Feb. 01, 2021
Bar Chart Table:
2019	29.71%
2020	(7.11%)